SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2016
SHORT-TERM BORROWINGS [Abstract]
Schedule of Short-term Borrowings
		As of December 31
		2015	2016
	Maturities	RMB	RMB
Unsecured short-term borrowings from third party	September, 2015	2,300	-
Total Short-term borrowings		2,300	-